Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

W. John McGuire +1.202.373.6799 wjmcguire@morganlewis.com

February 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	WisdomTree Trust (the “Trust”) (File No. 333-132380)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the forms of Prospectus and Statement of Additional Information for the WisdomTree Europe Hedged SmallCap Equity Fund, a separate series of the Trust, that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 387 to the Trust’s registration statement on Form N-1A (“PEA No. 387”); and

b.	the text of PEA No. 387 was filed with the Commission via EDGAR on February 11, 2015 and, pursuant to rule 485(b), went effective immediately.

Please do not hesitate to contact the undersigned at 202.373.6799 with any comments or questions you might have.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

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